Share capital and reserves - Allotted, called up and fully paid shares (Details)	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2026 $ / shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2025 $ / shares
Share capital and reserves
Share capital | £	£ 107,000		£ 79,000
Number of shares held in treasury	140,000		140,000
Ordinary shares
Share capital and reserves
Number of shares allotted, called up and fully paid shares	138,390,307		101,602,621
Share capital | £	£ 107,041		£ 79,328
Par value per share | $ / shares		$ 0.001		$ 0.001
Number of shares authorized	1,000,000,000		1,000,000,000
Preference shares
Share capital and reserves
Par value per share | $ / shares		$ 0.001		$ 0.001
Number of shares authorized	10,000,000		10,000,000